Joint venture transaction (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2018	Mar. 29, 2018	Dec. 31, 2018
Statements [Line Items]
Total equity investment including cash investment			$ 126,264
Gains (losses) recognised when control of subsidiary is lost			(143,261)
Definitive Agreements [Member]
Statements [Line Items]
Loans receivable from AGGL and Adansi Ghana	$ 454,400
Asanko Gold Ghana Limited [Member]
Statements [Line Items]
Total equity investment including cash investment	$ 100
Asanko Gold Ghana Limited [Member] | Definitive Agreements [Member]
Statements [Line Items]
Proportion of ownership interests held by non-controlling interests	50.00%	45.00%
Exploration of interest in portfolio	90.00%
JV Finco [Member]
Statements [Line Items]
Capitalized into redeemable preference shares	$ 20,000		204,900
JV Finco [Member] | Definitive Agreements [Member]
Statements [Line Items]
Capitalized into redeemable preference shares	204,900		$ 184,900
Cash as part of equity investment	5,000
Total equity investment including cash investment	254,500
Gold Fields Limited [Member]
Statements [Line Items]
Capitalized into redeemable preference shares	164,900
Gold Fields investment in joint venture	165,000
Additional contribution of redeemable preference share investment	20,000
Ghana [Member]
Statements [Line Items]
Gains (losses) recognised when control of subsidiary is lost	$ (143,261)